Outstanding Loans and Leases - Credit Card and Other Consumer - Renegotiated TDRs Entered into During the Period (Details) - Credit card and other consumer - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	$ 298	$ 394	$ 488
Carrying Value	$ 316	$ 426	$ 522
Pre-Modification Interest Rate	18.58%	18.32%	18.89%
Post-Modification Interest Rate	3.84%	4.03%	4.37%
Net Charge-offs	$ 98	$ 142	$ 183
Direct/Indirect Consumer
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	19	27	47
Carrying Value	$ 12	$ 19	$ 38
Pre-Modification Interest Rate	5.95%	8.66%	11.53%
Post-Modification Interest Rate	5.19%	4.90%	4.74%
Net Charge-offs	$ 9	$ 14	$ 15
Other consumer
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance			8
Carrying Value			$ 8
Pre-Modification Interest Rate			9.28%
Post-Modification Interest Rate			5.25%
Net Charge-offs			$ 0
United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	205	276	299
Carrying Value	$ 218	$ 301	$ 329
Pre-Modification Interest Rate	17.07%	16.64%	16.84%
Post-Modification Interest Rate	5.08%	5.15%	5.84%
Net Charge-offs	$ 26	$ 37	$ 30
Non United States | Credit Card Receivable
Financing Receivable, Modifications [Line Items]
Unpaid Principal Balance	74	91	134
Carrying Value	$ 86	$ 106	$ 147
Pre-Modification Interest Rate	24.05%	24.90%	25.90%
Post-Modification Interest Rate	0.53%	0.68%	0.95%
Net Charge-offs	$ 63	$ 91	$ 138